UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

                          Unified Series Trust
 (Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
 Indianapolis, IN 46208
(Address of principal executive offices)        (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  10/31_

Date of reporting period:     7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 95.38%	Shares	Value

Air Courier Services - 0.80%
FedEx Corp.	9,900	$817,245

Beverages - 2.06%
Coca-Cola Co. / The	38,000	2,094,180

Biological Products - 1.96%
Amgen, Inc. (a)	36,500	1,990,345

Crude Petroleum & Natural Gas - 4.53%
Devon Energy Corp.	24,025	1,501,322
Pioneer Natural Resources Co.	21,000	1,216,320
Royal Dutch Shell PLC (b)	34,000	1,884,280
		4,601,922

Drilling Oil & Gas Wells - 2.41%
Diamond Offshore Drilling, Inc.	5,000	297,450
Helmerich & Payne, Inc.	25,500	1,033,515
Weatherford International, Ltd. (a)	69,000	1,117,800
		2,448,765

Electric & Other Services Combined - 4.20%
NextEra Energy, Inc.	43,000	2,248,900
Xcel Energy, Inc.	91,710	2,016,703
		4,265,603

Electronic & Other Electrical Equipment - 2.90%
Emerson Electric Co.	19,710	976,433
General Electric Co.	122,000	1,966,640
		2,943,073

Electronic Computers - 1.75%
Dell, Inc. (a)	134,400	1,779,456

Electronic Connectors - 1.51%
Tyco International, Ltd.	40,000	1,531,200

Fats & Oils - 3.63%
Archer-Daniels-Midland Co.	62,150	1,700,424
Bunge, Ltd.	40,000	1,986,000
		3,686,424

Fire, Marine & Casualty Insurance - 3.66%
Allstate Corp. / The	59,000	1,666,160
Chubb Corp. / The	39,000	2,052,570
		3,718,730

Food & Kindred Products - 1.84%
Nestle SA (b)	37,805	1,865,677

Hospital & Medical Service Plans - 1.28%
Aetna, Inc.	46,500	1,295,025

Insurance Agents, Brokers & Service - 1.83%
Marsh & McLennan Companies, Inc.	79,000	1,858,080

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 95.38% - continued	Shares	Value

Life Insurance - 2.09%
MetLife, Inc.	50,500	$2,124,030

Malt Beverages - 1.07%
Molson Coors Brewing Co. - Class B	24,200	1,089,242

Meat Packing Plants - 1.67%
Hormel Foods Corp.	39,595	1,699,417

Motor Vehicles & Passenger Car Bodies - 0.80%
Honda Motor Co., Ltd. (b)	25,700	816,489

National Commercial Banks - 4.93%
Bank of America Corp.	72,000	1,010,880
JPMorgan Chase & Co.	52,000	2,094,560
PNC Financial Services Group, Inc.	16,000	950,240
U.S. Bancorp	40,000	956,000
		5,011,680

Office Machines - 1.40%
Pitney Bowes, Inc.	58,300	1,423,103

Oil, Gas Field Services - 2.06%
Schlumberger, Ltd.	35,000	2,088,100

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.77%
Zimmer Holdings, Inc. (a)	34,000	1,801,660

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.68%
PPG Industries, Inc.	24,500	1,702,015

Petroleum Refining - 6.34%
Chevron Corp.	26,975	2,055,765
ConocoPhillips	44,500	2,457,290
Murphy Oil Corp.	35,200	1,927,200
		6,440,255

Pharmaceutical Preparations - 4.02%
Abbott Laboratories	37,500	1,840,500
Merck & Co., Inc.	65,000	2,239,900
		4,080,400

Public Building and Related Furniture - 1.71%
Johnson Controls, Inc.	60,200	1,734,362

Radio & TV Broadcasting & Communications Equipment - 3.08%
L-3 Communications Holdings, Inc.	28,170	2,057,537
QUALCOMM, Inc.	28,000	1,066,240
		3,123,777

Retail - Family Clothing Stores - 1.28%
Gap, Inc. / The	71,835	1,300,932

Retail - Grocery Stores - 1.90%
Kroger Co. / The	91,000	1,927,380

Retail - Variety Stores - 2.00%
Wal-Mart Stores, Inc.	39,690	2,031,731

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 95.38% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.57%
Harris Corp.	43,620	$1,942,399
Raytheon Co.	36,400	1,684,228
		3,626,627

Security Brokers, Dealers, & Flotation Companies - 1.50%
Morgan Stanley	56,575	1,526,959

Semiconductors & Related Devices - 1.89%
Intel Corp.	93,000	1,915,800

Services - Prepackaged Software - 4.66%
Electronic Arts, Inc. (a)	53,900	858,627
Microsoft Corp.	85,000	2,193,850
Symantec Corp. (a)	129,550	1,680,263
		4,732,740

State Commercial Banks - 1.88%
State Street Corp.	49,200	1,914,864

Surgical & Medical Instruments & Apparatus - 2.93%
Becton, Dickinson & Co.	27,000	1,857,600
Covidien PLC	30,015	1,120,160
		2,977,760

Telephone Communications - (No Radio Telephone) - 3.89%
AT&T, Inc.	74,500	1,932,530
Verizon Communications, Inc.	69,600	2,022,576
		3,955,106

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.98%
McKesson Corp.	32,000	2,010,240

Wholesale - Electronic Parts & Equipment - 0.92%
Tyco Electronics, Ltd.	34,550	932,850

TOTAL COMMON STOCKS (Cost $91,659,985)		96,883,244

Money Market Securities - 4.82%
Federated Government Obligations Fund - Institutional shares, 0.06% (c)	4,896,700	4,896,700

TOTAL MONEY MARKET SECURITIES (Cost $4,896,700)		4,896,700

TOTAL INVESTMENTS (Cost $96,556,685) - 100.20%		$101,779,944

Liabilities in excess of other assets - (0.20)%		(207,596)

TOTAL NET ASSETS - 100.00%		$101,572,348

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation		9,389,098
Unrealized depreciation		(4,165,839)
Net unrealized appreciation (depreciation)		$5,223,259

Aggregate cost of securities for income tax purposes		$96,556,685

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Becker Value Equity Fund
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$92,316,798	$-	$-	$92,316,798

American Depositary Receipts*	4,566,446	-	-	4,566,446

Money Market Securites	4,896,700	-	-	4,896,700

Total	$101,779,944	$-	$-	$101,779,944
*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Mutual Funds - 95.18%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 94.62%

Ariel Fund	296,454	$11,881,892
Delaware Trend Fund - Institutional Class (a) (b)	608,620	10,285,673
Fairholme Fund	294,050	9,565,446
Fidelity Advisor Large Cap Fund - Institutional Class	473,271	7,591,273
Fidelity OTC Portfolio (a)	79,363	3,568,178
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	485,881	9,532,990
Hotchkis and Wiley Small Cap Value Fund - Institutional Class (b)	94,463	3,156,023
Invesco Van Kampen Capital Growth Fund - Institutional Class (a)	919,834	10,486,109
Ivy Small Cap Growth Fund - Institutional Class (a) (b)	786,244	10,425,598
Janus Overseas Fund - Class J	279,764	12,561,388
John Hancock Funds - Classic Value Fund - Institutional Class	659,741	9,691,596
Legg Mason Capital Management Special Investment Trust Fund - Institutional Class	221,229	7,900,085
Longleaf Partners Fund	255,490	6,325,928
MFS New Discovery Fund - Insitutional Class (a) (b)	493,043	10,205,989
Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio (a)	375,551	11,116,299
Oakmark International Fund - Institutional Class	723,957	12,640,284
Oakmark International Small Cap Fund - Institutional Class (b)	1,032,092	12,859,870
Oakmark Select Fund - Institutional Class	463,771	11,547,902
Oppenheimer International Small Company Fund - Class Y (b)	621,671	12,315,297
Putnam Voyager Fund - Class Y	601,522	12,613,923
Royce Opportunity Fund - Institutional Class (b)	1,207,762	11,872,296
Templeton Foreign Smaller Companies Fund (b)	342,763	4,726,699
T.Rowe Price International Discovery Fund	85,569	3,215,679
Tweedy Browne Global Value Fund	335,762	7,282,682
Wasatch International Growth Fund (a) (b)	302,983	5,050,728
The Yacktman Fund	782,362	12,134,428

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $208,076,344)		240,554,255

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 0.56% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,026
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,213
Artisan International Small Cap Fund - Investor Class	150	2,535
Artisan International Value Fund - Investor Class	150	3,519
Artisan Mid Cap Value Fund - Investor Class	200	3,608
Artisan Small Cap Value Fund - Investor Class	150	2,194
BlackRock International Opportunities Portfolio - Institutional Class	100	3,058
Bridgeway Small Cap Growth Fund	205	2,021
Bridgeway Small Cap Value Fund	179	2,215
Brown Capital Management Small Company Fund - Institutional Class (a)	109	3,841
Buffalo Small Cap Fund	150	3,422
Columbia Acorn Select - Class Z (a)	150	3,582
Columbia Small Cap Growth I Fund - Class Z (a)	100	2,539
Dreyfus Premier Midcap Value Fund	100	2,830
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,704
Fidelity Advisor Value Strategies Fund - Institutional Class (a)	59,218	1,326,477
Fidelity Mid-Cap Stock Fund	150	3,633
Fidelity Small Cap Stock Fund (a)	150	2,435
Franklin Small Cap Value Fund - Advisor Class	100	3,753
Hartford International Opportunities Fund - Class Y	248	3,391

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Mutual Funds - 95.18% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 0.56% (c) - continued

Janus Venture Fund - Class J (a)	100	$4,373
JPMorgan Small Cap Equity Fund - Class S	226	7,160
Longleaf Partners Small-Cap Fund (a)	100	2,332
Neuberger Berman Genesis - Institutional Class (a)	100	3,863
Oberweis Micro-Cap Fund (a)	175	1,710
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,741
Perkins Mid Cap Value Fund - Class J	200	3,980
Royce Low-Priced Stock Fund - Institutional Class	150	2,151
Royce Premier Fund - Investor Class (a)	300	4,992
T. Rowe Price Small-Cap Value Fund	100	3,110

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $1,338,701) (c)		1,420,408

TOTAL MUTUAL FUNDS (Cost $209,415,045)		241,974,663

Exchange-Traded Funds - 4.40%

Consumer Discretionary Select Sector SPDR Fund	64,275	2,020,806
iShares DJ Select Dividend Index Fund	6,600	300,432
PowerShares High Yield Equity Dividend Achievers Portfolio	30,700	249,898
PowerShares QQQ	113,090	5,180,653
Vanguard Emerging Markets ETF	81,885	3,428,525

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,313,753)		11,180,314

Money Market Securities - 0.51%
Fidelity Institutional Treasury Portfolio - Class I, 0.03% (d)	1,290,832	1,290,832

TOTAL MONEY MARKET SECURITIES (Cost $1,290,832)		1,290,832

TOTAL INVESTMENTS (Cost $221,019,630) - 100.09%		$254,445,809

Liabilities in excess of other assets - (0.09)%		(222,931)

TOTAL NET ASSETS - 100.00%		$254,222,878

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d) Variable rate securities; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Gross unrealized appreciation		$34,298,425
Gross unrealized depreciation		(872,246)
Net unrealized appreciation		$33,426,179

Aggregate cost of securities for income tax purposes		$221,019,630

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Mutual Funds - 88.81%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 88.19%

Ariel Fund	47,276	$1,894,830
Delaware Trend Fund - Institutional Class (a)	85,658	1,447,613
Fairholme Fund	25,009	813,529
Fidelity Advisor Large Cap Fund - Institutional Class	88,803	1,424,398
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	47,618	934,271
Invesco Van Kampen Capital Growth Fund - Institutional Class (a)	101,610	1,158,357
Ivy Small Cap Growth Fund - Institutional Class (a)	101,699	1,348,523
Janus Overseas Fund - Class J	55,694	2,500,665
John Hancock Funds - Classic Value Fund - Institutional Class	45,416	667,156
Longleaf Partners Fund	28,266	699,869
MFS New Discovery Fund - Insitutional Class (a)	53,598	1,109,481
Morgan Stanley Institutional Fund Trust - Mid Cap Growth Portfolio (a)	45,258	1,339,629
Oakmark International Fund - Institutional Class	101,693	1,775,553
Oakmark International Small Cap Fund - Institutional Class	135,708	1,690,919
Oakmark Select Fund - Institutional Class	70,420	1,753,462
Oppenheimer International Small Company Fund - Class Y	99,287	1,966,886
Putnam Voyager Fund - Class Y	107,076	2,245,382
Royce Opportunity Fund - Institutional Class	165,588	1,627,733
Wasatch International Growth Fund (a)	93,965	1,566,397
The Yacktman Fund	135,158	2,096,299

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $25,458,317)		30,060,952

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 0.62% (b)

Artisan Small Cap Value Fund - Investor Class	150	2,194
BlackRock International Opportunities Portfolio - Institutional Class	100	3,058
Brown Capital Management Small Company Fund - Institutional Class (a)	150	5,286
Buffalo Small Cap Fund	150	3,421
FBR Focus Fund (a)	100	4,200
Fidelity OTC Portfolio (a)	4,039	181,603
Janus Venture Fund - Class J (a)	100	4,373
JPMorgan Small Cap Equity Fund - Class S	100	3,172
Longleaf Partners Small-Cap Fund (a)	100	2,332
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,741

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $229,287) (b)		212,380

TOTAL MUTUAL FUNDS (Cost $25,687,604)		30,273,332

Exchange-Traded Funds - 4.16%

iShares DJ Select Dividend Index Fund	8,245	375,312
PowerShares High Yield Equity Dividend Achievers Portfolio	127,900	1,041,106

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,399,804)		1,416,418

Money Market Securities - 4.19%
Fidelity Institutional Treasury Portfolio - Class I, 0.03% (c)	1,427,787	1,427,787

TOTAL MONEY MARKET SECURITIES (Cost $1,427,787)		1,427,787

TOTAL INVESTMENTS (Cost $28,515,195) - 97.16%		$33,117,537

Other assets in exess of liabilities - 2.84%		968,724

TOTAL NET ASSETS - 100.00%		$34,086,261

(a) Non-income producing.
(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c) Variable rate securities; the money market rate shown represents the rate at July 31, 2010.

Tax Related, (excluding future contracts)
Gross unrealized appreciation		$4,708,829
Gross unrealized depreciation		(106,487)
Net unrealized appreciation		$4,602,342

Aggregate cost of securities for income tax purposes		$28,515,195

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Managed Volatility Fund
Futures Contracts
July 31, 2010
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract September 2010 (a)	(45)	$(3,310,875)	$(275,595)
E-Mini S&P 500 Futures Contract September 2010 (b)	(114)	(6,260,310)	(201,050)
E- Mini Russell 2000 Mini Futures Contract September 2010 (c)	(50)	(3,248,000)	(111,800)

Total Short Futures Contracts			$(588,445)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

The Sound Mind Investing Funds
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Derivative instruments the Funds invest in, such as futures contracts, are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

The following is a summary of the inputs used to value the SMI Fund’s investments as of July 31, 2010:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$240,554,255	$-	$-	$240,554,255

Mutual Funds - less than 1% of net assets	1,420,408	-	-	1,420,408

Exchange-Traded Funds	11,180,314	-	-	11,180,314

Money Market Securities	1,290,832	-	-	1,290,832

Total	$254,445,809	$-	$-	$254,445,809

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Managed Volatility Fund’s investments as of July 31, 2010:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$30,060,952	$-	$-	$30,060,952

Mutual Funds - less than 1% of net assets	212,380	-	-	212,380

Exchange-Traded Funds	1,416,418			1,416,418

Money Market Securities	1,427,787	-	-	1,427,787

Subtotal	33,117,537	-	-	33,117,537

Short Futures Contracts*	(588,445)	-	-	(588,445)

Total	$32,529,092	$-	$-	$32,529,092
    *The amount shown represents the gross unrealized appreciation, not the fair value of the futures contracts.

The Managed Volatility Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Sound Mind Investing Funds
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Derivative Instruments - In an attempt to lower its volatility compared to broad U.S. equity markets, the Managed Volatility Fund typically engages in short sales of futures contracts.  The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks.

Short Sales – The Managed Volatility Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - The Managed Volatility Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.  Cash held at the broker as of July 31, 2010, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

The futures contracts the Fund enters into are considered to be equity risk instruments.  The contracts are traded on an exchange and, therefore, are regulated and provide the Fund with protection against counterparty risk.

The futures contracts can be found on the Statement of Assets and Liabilities under assets, receivable for net variation margin on futures contracts. At July 31, 2010, the receivable for futures contracts, at value was $(1,385). The futures contracts can be found on the Statement of Operations under Realized and Unrealized Gain (Loss) on Investments.  At July 31, 2010, the realized gain (loss) on futures contracts was $(966,341). The change in unrealized appreciation (depreciation) on futures contracts was $82,160.  The Fund opened 864 contracts and closed 813 contracts in the period ending July 31, 2010.

Jones Villalta Opportunity Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 99.28%	Shares	Value

Consumer Discretionary - 22.25%
Automobiles
Ford Motor Co. (a)	5,470	$69,852

Hotels, Restaurants & Leisure
MGM MIRAGE (a)	5,085	55,223
Royal Caribbean Cruises, Ltd. (a)	2,540	73,304
		128,527
Household Durables
Toll Brothers, Inc. (a)	2,925	50,778

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	3,905	44,205

Media
Comcast Corp. - Class A	2,570	50,038
Time Warner Cable, Inc.	915	52,311
Walt Disney Co./ The	1,405	47,334
		149,683

Retailing
Gap, Inc. / The	2,465	44,641
Home Depot, Inc. / The	1,635	46,614
		91,255

Energy - 2.68%
Oil, Gas & Consumable Fuels
ConocoPhillips	1,165	64,331

Financials - 23.74%
Banks
Bank of America Corp.	6,535	91,751
Capital One Financial Corp	1,690	71,538
JPMorgan Chase & Co.	2,430	97,880
Wells Fargo & Co.	3,620	100,383
		361,552

Financials
Citigroup, Inc. (a)	25,245	103,505
Goldman Sachs Group, Inc. / The	695	104,820
		208,325

Health Care - 3.41%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	680	39,501
Pfizer, Inc.	2,820	42,300
		81,801

Industrials - 6.66%
Industrials Conglomerates
General Electric Co.	6,460	104,135

Machinery
Caterpillar, Inc.	800	55,800

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 99.28% - continued	Shares	Value

Information Technology - 26.22%
Communications Equipment
Corning, Inc.	4,035	$73,114
NII Holdings, Inc. (a)	1,280	47,949
		121,063

Computers & Peripherals
Dell, Inc. (a)	6,635	87,847

Semiconductors & Semiconductor Equipment
Intel Corp.	4,380	90,228

Software & Services
Microsoft Corp.	2,910	75,107
Oracle Corp.	3,175	75,057
		150,164

Technology Hardware & Equipment
EMC Corp. (a)	4,350	86,087
International Business Machines Corp.	735	94,374
		180,461

Materials - 3.99%
Chemicals
Mosaic Co. / The	980	46,697

Metals & Mining
Alcoa, Inc.	4,415	49,316

Services - 6.06%
Grocery Stores
SUPERVALU, INC.	3,575	40,326

Oil & Gas Drilling
Chesapeake Energy Corp.	1,840	38,695
Transocean Ltd. (a)	1,440	66,542
		105,237

Utilities - 4.27%
Electric Utilities
AES Corp. / The (a)	9,955	102,636

TOTAL COMMON STOCKS (Cost $2,521,743)		2,384,219

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Money Market Securities - 0.18%	Shares	Value

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.33% (b)	4,350	$4,350

TOTAL MONEY MARKET SECURITIES (Cost $4,350)		4,350

TOTAL INVESTMENTS (Cost $2,526,093) - 99.46%		$2,388,569

Other assets less liabilities - 0.54%		12,872

TOTAL NET ASSETS - 100.00%		$2,401,441

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Gross unrealized appreciation		$116,367
Gross unrealized depreciation		(253,891)
Net unrealized depreciation		$(137,524)

Aggregate cost of securities for income tax purposes		$2,526,093

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Jones Villalta Opportunity Fund
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$2,384,219	$-	$-	$2,384,219

Money Market Securities	4,350	-	-	4,350

Total	$2,388,569	$-	$-	$2,388,569

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Marathon Value Portfolio
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 80.66%	Shares	Value

Automobiles, Parts & Equipment - 1.34%
Genuine Parts Co.	8,500	$364,055
HONDA MOTOR CO., LTD. (b)	3,000	95,310
		459,365

Banking - Financial - 3.67%
BofI Holdings, Inc. (a)	14,900	232,738
First Niagara Financial Group, Inc.	11,500	154,215
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	144,918
Seacoast Banking Corp of Florida (a)	177,000	240,720
SunTrust Banks, Inc.	11,500	298,425
U.S. Bancorp	8,030	191,917
		1,262,933

Communications, Broadcasting & Cable - 1.93%
Liberty Global, Inc. - Class A (a)	4,000	117,000
SK Telecom Co., Ltd (b)	20,000	327,600
Time Warner, Inc.	7,000	220,220
		664,820

Computer Software & Hardware - 5.09%
Cisco Systems, Inc. (a)	29,000	669,030
International Business Machines Corp.	6,200	796,080
Microsoft Corp.	11,100	286,491
		1,751,601

Consulting Services - 0.80%
SAIC, Inc. (a)	16,500	274,395

Data Services - 2.68%
Automatic Data Processing, Inc.	6,700	276,509
Equifax, Inc.	4,700	147,298
Global Payments, Inc.	7,500	282,975
Total System Services, Inc.	14,500	216,195
		922,977

Delivery and Freight Services - 1.70%
United Parcel Service, Inc. - Class B	9,000	585,000

Electric Components, Parts & Equipment - 6.19%
Avnet, Inc. (a)	21,600	543,240
Linear Technology Corp.	16,000	510,080
SECOM CO., LTD. (b)	2,800	256,228
Tyco Electronics Ltd.	16,000	432,000
Zebra Technologies Corp. - Class A (a)	14,075	386,218
		2,127,766

Energy - 5.83%
Anadarko Petroleum Corp.	6,000	294,960
ConocoPhillips	6,600	364,452
Exxon Mobil Corp	5,323	317,677
Noble Corp. (a)	20,000	650,000
Sasol Ltd. (b)	9,500	376,580
		2,003,669

Fats & Oils - 0.99%
Archer-Daniels-Midland Co.	12,500	342,000

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 80.66% - continued	Shares	Value

Healthcare - 6.35%
Alcon, Inc.	2,000	$310,160
Becton, Dickinson & Co.	7,000	481,600
Cardinal Health, Inc.	5,500	177,485
Dionex Corp. (a)	5,200	392,600
Life Technologies Corp. (a)	5,541	238,207
Pharmaceutical Product Development, Inc.	8,200	198,932
St. Jude Medical, Inc. (a)	10,500	386,085
		2,185,069

Household Products - 3.28%
Colgate-Palmolive Co.	2,500	197,450
Kimberly-Clark Corp.	8,000	512,960
Procter & Gamble Co.	6,827	417,539
		1,127,949

Industrial Conglomerates - 11.49%
3M Co.	9,900	846,846
Eaton Corp.	8,800	690,448
Emerson Electric Co.	13,300	658,882
General Electric Co.	18,300	294,996
Leggett & Platt, Inc.	5,200	108,368
Raven Industries, Inc.	14,342	502,400
Tyco International, Ltd.	22,175	848,859
		3,950,799

Industrial Machinery - 4.41%
Graco, Inc.	21,438	676,798
Illinois Tool Works, Inc.	7,200	313,200
Lincoln Electric Holdings, Inc.	9,500	524,590
		1,514,588

Insurance - 5.92%
AEGON N.V. (a) (c)	23,000	138,230
Alleghany Corp. (a)	2,093	628,360
Aon Corp.	6,000	226,020
Berkshire Hathaway, Inc. - Class B (a)	6,500	507,780
Tokio Marine Holdings, Inc. (b)	5,750	156,457
White Mountains Insurance Group, Ltd.	1,200	376,860
		2,033,707

Packaged Foods - 2.69%
Campbell Soup Co.	15,000	538,500
Coca-Cola Co./The	7,000	385,770
		924,270

Pharmaceuticals - 3.39%
Abbott Laboratories	6,800	333,744
Bristol-Myers Squibb Co.	8,500	211,820
GlaxoSmithKline plc (b)	10,000	351,700
Novo Nordisk A/S (b)	3,100	266,693
		1,163,957

Publishing & Printing Media - 0.97%
John Wiley & Sons, Inc. - Class A	8,500	334,730

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 80.66% - continued	Shares	Value

Restaurants - 1.70%
McDonald's Corp.	8,400	$585,732

Retail Stores - 5.09%
Bed Bath & Beyond Inc (a)	7,000	265,160
Costco Wholesale Corp.	6,300	357,273
Family Dollar Stores, Inc.	4,000	165,400
Lowe's Companies, Inc.	16,500	342,210
Tiffany & Co.	7,000	294,490
Weis Markets, Inc.	9,100	326,235
		1,750,768

Specialty Chemicals - 3.97%
PPG Industries, Inc.	10,600	736,382
Valspar Corp. / The	20,000	628,200
		1,364,582

Staffing Services - 0.60%
CDI Corp.	12,300	206,640

Utilities - 0.58%
Korea Electric Power Corp. (a) (b)	8,119	114,397
NorthWestern Corp.	3,000	84,600
		198,997

TOTAL COMMON STOCKS (Cost $22,363,813)		27,736,314

Real Estate Investment Trusts - 3.08%

Colony Financial, Inc.	13,650	243,789
EastGroup Properties, Inc.	5,000	181,350
Plum Creek Timber Co., Inc.	14,370	515,596
Reading International, Inc. - Class A (a)	26,300	119,928

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $903,233)		1,060,663

Preferred Stock - 0.98%

E. I. du Pont de Nemours & Co., callable on 07/06/2010 @ $120	4,000	338,080

TOTAL PREFERRED STOCK (Cost $308,578)		338,080

Exchange-Traded Funds - 0.61%

PowerShares DB Agriculture Fund	8,000	207,840

TOTAL EXCHANGE-TRADED FUNDS (Cost $193,422)		207,840

	Principal
Commercial Paper - 2.90%	Amount

Sears Roebuck Acceptance Corp., 08/20/2010	$1,000,000	998,200

TOTAL COMMERCIAL PAPER (Cost $998,200)		998,200

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
July 31, 2010
(Unaudited)
	Principal
Corporate Bonds - 3.26%	Amount	Value

BB&T Corp., 3.10%, 07/28/2011	$400,000	$408,639
CWABS, Inc., 3.3288%, 10/25/2032 (e) (g)	27,904	2,568
CWABS, Inc., 0.9888%, 04/25/2032 (e) (g)	73,622	40,808
Goldman Sachs 5.70%, 09/01/2012	400,000	430,294
IMPAC CMB Trust, 1.2288%, 10/25/2033 (f) (g)	159,555	135,298
IMPAC CMB Trust, 1.1688%, 09/25/2034 (f) (g)	145,327	103,222
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $1,229,529)		1,120,829

U.S. Treasury Obligations - 2.99%

U.S. Treasury Note 1.750%, 04/15/2013	1,000,000	1,027,037

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,002,094)		1,027,037

Money Market Securities - 5.29%	Shares

Huntington Conservative Deposit Account - 0.50% (h)	1,817,246	$1,817,246

TOTAL MONEY MARKET SECURITIES (Cost $1,817,246)		1,817,246

TOTAL INVESTMENTS (Cost $28,816,115) - 99.77%		$34,306,209

Other Assets less liabilities - 0.23%		79,352

TOTAL NET ASSETS - 100.00%		$34,385,561

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at July 31, 2010.
(h) Variable rate security; the rate shown represents the money market rate at July 31, 2010.

Tax Related
Unrealized appreciation		6,524,756
Unrealized depreciation		(1,034,662)
Net unrealized appreciation		$5,490,094

Aggregate cost of securities for income tax purposes		$28,816,115

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Related Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, real estate investment trusts, preferred securities, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Marathon Value Portfolio
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, U.S. Treasury obligations, asset-backed securities, collateralized mortgage obligations and commercial paper, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Marathon Value Portfolio
Related Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:
	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$25,646,431	$-	$-	$25,646,431

American Depositary Receipts *	2,089,883	-	-	2,089,883

Real Estate Investment Trusts	1,060,663	-	-	1,060,663

Preferred Stocks	338,080	-	-	338,080

Exchange-Traded Funds	207,840	-	-	207,840

Commercial Paper	-	998,200	-	998,200

Corporate Bonds	-	838,933	** 0	838,933

Corporate Bonds - Asset- Backed Securities	-	43,376	-	43,376

Corporate Bonds - Collateralized Mortgage Obligation	-	238,520	-	238,520

U.S Treasury Obligations	-	1,027,037	-	1,027,037

Money Market Securities	1,817,246	-	-	1,817,246

Total	$31,160,143	$3,146,066	$-	$34,306,209
*Refer to Schedule of Investments for industry classifications.

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a level 3 security. The Fund did not hold any other level 3 securities during the period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Unified Series Trust

By           /s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           9/14/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Melissa K. Gallagher
                Melissa K. Gallagher, President

Date           9/14/10

By          /s/ Christopher E. Kashmerick
              Christopher E. Kashmerick, Treasurer

Date           9/14/10